COMMITMENTS AND CONTINGENCIES - Leases (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments due under noncancelable operating lease
As of December 31, 2021, future minimum lease payments due under noncancelable operating lease agreements are shown in the following table.

2022	$1,749
2023	1,599
2024	1,250
2025	632
2026	—
Thereafter	—

Total	$5,230

As of December 31, 2021, future income due under noncancelable operating sublease agreements are shown in the following table.

2022	$981
2023	1,000
2024	1,019
2025	516
2026	—
Thereafter	—

Total	$3,516